Fair value measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of change in the fair value of the derivative warrant liabilities [Abstract]
Balance	$ 698,451	$ 287,504	$ 287,504
Increase (decrease) in fair value of warrants	(118,208)	(10,987)
Balance	$ 580,243	$ 276,517	$ 698,451